Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,652,476.27

Principal:
Principal Collections	$19,002,120.53
Prepayments in Full	$9,099,897.48
Liquidation Proceeds	$447,092.65
Recoveries	$68,447.56
Sub Total	$28,617,558.22
Collections	$30,270,034.49

Purchase Amounts:
Purchase Amounts Related to Principal	$343,014.51
Purchase Amounts Related to Interest	$1,430.58
Sub Total	$344,445.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,614,479.58

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,614,479.58
Servicing Fee	$512,904.07	$512,904.07	$0.00	$0.00	$30,101,575.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,101,575.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,101,575.51
Interest - Class A-3 Notes	$321,218.81	$321,218.81	$0.00	$0.00	$29,780,356.70
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$29,643,193.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,643,193.70
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$29,565,460.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,565,460.78
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$29,508,634.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,508,634.78
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$29,436,286.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,436,286.86
Regular Principal Payment	$27,088,633.97	$27,088,633.97	$0.00	$0.00	$2,347,652.89
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,347,652.89
Residual Released to Depositor	$0.00	$2,347,652.89	$0.00	$0.00	$0.00
Total		$30,614,479.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,088,633.97
Total					$27,088,633.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,088,633.97	$53.70	$321,218.81	$0.64	$27,409,852.78	$54.34
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$27,088,633.97	$16.83	$665,288.65	$0.41	$27,753,922.62	$17.24

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$363,643,941.04	0.7209436	$336,555,307.07	0.6672389
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$579,643,941.04	0.3600497	$552,555,307.07	0.3432234

Pool Information
Weighted Average APR	3.333%	3.324%
Weighted Average Remaining Term	36.36	35.55
Number of Receivables Outstanding	41,590	40,597
Pool Balance	$615,484,880.58	$586,070,654.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$580,508,387.21	$552,978,539.85
Pool Factor	0.3677686	0.3501929

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,791,059.82
Yield Supplement Overcollateralization Amount	$33,092,115.06
Targeted Overcollateralization Amount	$33,515,347.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,515,347.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		123	$522,100.50
(Recoveries)		102	$68,447.56
Net Loss for Current Collection Period			$453,652.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8845%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9914%
Second Prior Collection Period			0.5718%
Prior Collection Period			0.4187%
Current Collection Period			0.9061%
Four Month Average (Current and Prior Three Collection Periods)			0.7220%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,692	$8,670,421.90
(Cumulative Recoveries)			$827,528.28
Cumulative Net Loss for All Collection Periods			$7,842,893.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4686%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,348.43
Average Net Loss for Receivables that have experienced a Realized Loss			$2,124.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.72%	549	$10,100,418.47
61-90 Days Delinquent	0.23%	67	$1,365,394.03
91-120 Days Delinquent	0.04%	13	$263,570.33
Over 120 Days Delinquent	0.10%	32	$613,282.27
Total Delinquent Receivables	2.11%	661	$12,342,665.10

Repossession Inventory:
Repossessed in the Current Collection Period		33	$635,676.82
Total Repossessed Inventory		57	$1,226,757.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2570%
Prior Collection Period			0.2885%
Current Collection Period			0.2759%
Three Month Average			0.2738%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer